QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224
(Name and address of agent for service)

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 11/30/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2011 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value

	COMMON STOCKS		99.14%

	AEROSPACE/DEFENSE		2.78%
54,606	General Dynamics Corporation			$ 3,607,272

	BANKS		3.46%
360,100	People's United Financial Inc.			4,483,245

	COMPUTERS		5.09%
19,409	International Business Machines Corporation			3,648,892
54,317	Teradata Corporation*			2,945,611
				6,594,503
	DIVERSIFIED FINANCIAL SERVICES		8.63%
39,153	Franklin Resources, Inc.			3,947,406
123,054	JPMorgan Chase & Co.			3,810,982
469,970	KeyCorp			3,426,081
				11,184,469
	FOOD		3.05%
75,125	H.J. Heinz Company			3,955,331

	HEALTHCARE		8.91%
78,610	Baxter International Inc.			4,060,993
78,380	Covance Inc.			3,598,426
79,755	Stryker Corp.			3,894,437
				11,553,856
	INSURANCE		3.81%
71,082	ACE Limited			4,942,331
	MEDIA		7.99%
69,614	The DIRECTV Group, Inc. Class A*			3,287,173
82,601	Omnicom Group, Inc.			3,565,885
78,246	Viacom, Inc."B"			3,502,291
				10,355,349
	MINING		2.44%
79,980	Freeport-McMoRan Copper & Gold Inc.			3,167,208

	MISCELLANEOUS MANUFACTURING		13.13%
43,922	3M Company			3,559,439
110,160	Analog Devices, Inc.			3,840,178
47,857	Becton, Dickinson and Co.			3,530,889
56,250	Dover Corp.			3,092,063
67,453	Rockwood Holdings Inc.*			3,005,706
				17,028,275
	OIL & GAS SERVICES		14.96%
68,200	Devon Energy Corp.			4,464,372
155,630	Piedmont Natural Gas Co. Inc.			5,131,121
51,687	Pioneer Natural Resources Co.			4,886,489
168,870	Vectren Corp.			4,914,117
.				19,396,099
	REAL ESTATE INVESTMENT TRUST		2.75%
54,381	Alexandria Real Estate Equities, Inc.			3,565,218
	RETAIL		8.29%
64,170	Kohls Corp.			$ 3,452,346
187,370	Safeway Inc.			3,747,400
60,350	Wal-Mart Stores, Inc.			3,554,615
				10,754,361

	TELECOMMUNICATIONS		4.07%
181,930	AT&T Inc.			5,272,331

	TRANSPORTATION		9.78%
90,072	Tidewater Inc.			4,539,629
52,050	United Parcel Service, Inc. "B"			3,734,588
78,850	Visteon Corp.*			4,411,657
				12,685,874

	TOTAL COMMON STOCKS		99.14%	128,545,722

	INVESTMENT COMPANIES		0.86%
1,112,846	WFA Treasury Plus Money Market Fund 0.1%*			1,112,846

	TOTAL INVESTMENTS:		100.000%	$ 129,658,568

**Effective 7 day yield as of Novmeber 30, 2011

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Level 1	Level 2		Level 3
				Significant
		Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Common Stocks	$128,545,722	-		-	$128,545,722
Investment Companies	1,112,846	-		-	1,112,846
	$129,658,568	-		-	$129,658,568

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2011.

At November 30, 2011 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $126,943,771 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation			$ 7,314,485
	Gross unrealized depreciation			(5,712,534)
	Net unrealized appreciation (depreciation)			$ 1,601,951

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2011 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value
	COMMON STOCKS		100.00%

	BANKS		14.34%
385	Colony Financial Inc.			$ 5,698
199	Community Trust Bancorp, Inc.			5,610
710	National Penn Banchsares, Inc.			5,914
692	Old National Bancorp			7,764
513	Provident Financial Services			6,715
210	Sandy Spring Bancorp, Inc.			3,635
308	United Financial Bancorp, Inc.			5,196
276	Webster Financial Corp.			5,437
251	WesBanco, Inc.			4,930
				50,899
	CHEMICALS		3.94%
138	Ashland Inc.			7,676
585	PolyOne Corp.			6,295
				13,971
	COMMERCIAL SERVICES		1.97%
149	Steiner Leisure Ltd.			7,003

	COMPUTERS/SOFTWARE/DATA		3.01%
200	Quest Software, Inc.			3,614
435	Sykes Enterprise, Inc.			7,086
				10,700

	DIVERSIFIED REAL ESTATE INVESTMENTS		10.47%
306	BioMed Realty Trust, Inc.			5,450
404	CBL & Associates Properties, Inc.			5,773
309	Colonial Properties Trust			6,131
749	Cousins Properties, Inc.			4,457
300	Gaylord Entertainment Co.			6,366
1,120	Hersha Hospitality Trust			4,816
405	Redwood Trust, Inc.			4,184
				37,177
	HEALTHCARE		4.84%
57	Bio-Rad Laboratories, Inc.			5,375
165	ICU Medical, Inc.			7,262
142	Integra LifeSciences Holding			4,562
				17,199
	INSURANCE		6.77%
360	Alterra Capital Holdings Ltd.			8,262
485	First American Financial Corp.			5,626
140	Hanover Insurance Group Inc.			5,051
585	Maiden Holdings Ltd.			5,090
				24,029

	INVESTMENT SERVICES		3.56%
113	GAMCO Investors, Inc.			5,335
327	Walter Investment Management Corp.			7,311
				12,646

	MISCELLANEOUS MANUFACTURING		12.70%
340	Beacon Roofing Supply, Inc.			6,640
65	Bemis Company, Inc.			1,917
131	Brady Corp. Class A			3,922
340	Elecro Scientific Industries, Inc.			4,478
307	Herman Miller, Inc.			6,628
91	Mueller Industries, Inc.			3,471
86	NACCO Industries, Inc. Class A			6,824
225	Pool Corp			6,862
749	Photronics, Inc.			4,337
				45,079
	OIL & GAS SERVICES		7.47%
148	Atmos Energy Corp.			5,063
139	Berry Petroleum Co. Class A			6,100
350	Goodrich Petroleum Corp.			$ 5,103
160	Piedmont Natural Gas Co., Inc.			5,275
170	Swift Energy Co.			4,996
.				26,537
	RESEARCH		1.73%
306	Parexel International Corp.			6,135

	RETAIL		10.68%
150	The Cato Corp "A"			3,838
780	Chico's FAS, Inc.			8,112
56	Genesco Inc.*			3,307
244	Papa John's International, Inc.			9,248
125	Snap-on Inc.			6,412
175	Weis Markets, Inc.			6,986
				37,903
	SEMICONDUCTOR		3.48%
655	GT Advanced Technologies Inc.			5,057
1,060	Lattice Semiconductor Corp.			7,303
				12,360

	STEEL		2.28%
165	Reliance Steel & Aluminum Co.			8,103

	TECHNOLOGY		2.37%
137	Anixter International Inc.			8,413

	TRANSPORTATION		4.01%
565	Heartland Express, Inc.			7,769
276	Werner Enterprises, Inc.			6,469
				14,238
	UNIFORMS		1.92%
118	UniFirst Corp.			6,824

	UTILITIES		4.46%
125	Cleco Corp.			4,518
109	Pinnacle West Capital Corp.			5,168
245	Portland General Electric Co.			6,137
				15,823

	TOTAL INVESTMENTS:		100.00%	$ 355,039

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Level 1	Level 2		Level 3
				Significant
		Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Common Stocks	$355,039	-		-	$355,039
Investment Companies	-	-		-	-
	$355,039	-		-	$355,039

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2011.

At November 30, 2011 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $374,769 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation			$ 13,304
	Gross unrealized depreciation			(33,034)
	Net unrealized appreciation (depreciation)			$ (19,730)

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
        Jeffrey C. Baker
        Principal Executive Officer

Date: January 30, 2012

By: /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: January 30, 2012